Business segment information (Details 1) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Scales & Others
Net sales	$ 7,862	$ 15,814	$ 22,378
Operating (loss) / income	208	2,916	2,922
Identifiable assets	8,211	10,355	13,311
Depreciation and amortization	479	515	614
Capital expenditure	79	262	880
Pet Electronics Products
Net sales	1,861
Operating (loss) / income	49
Identifiable assets	1,944
Depreciation and amortization	113
Capital expenditure	19
Rental and Management
Net sales	1,800	1,476	1,478
Operating (loss) / income	(19)	(57)	183
Identifiable assets	5,622	5,465	4,714
Depreciation and amortization	784	748	680
Capital expenditure	266	0	0
Total Operating Segments
Net sales	11,523	18,952	25,370
Operating (loss) / income	238	3,166	3,302
Identifiable assets	15,777	16,909	18,926
Depreciation and amortization	1,376	1,317	1,335
Capital expenditure	364	289	939
Corporate
Net sales	0	0	0
Operating (loss) / income	0	0	0
Identifiable assets	8,978	4,057	4,095
Depreciation and amortization	0	0	0
Capital expenditure	0	0	0
Group
Net sales	11,523	18,952	25,370
Operating (loss) / income	238	3,166	3,302
Identifiable assets	24,755	20,966	23,021
Depreciation and amortization	1,376	1,317	1,335
Capital expenditure	$ 364	289	939
Pet Electronic Products
Net sales		1,662	1,514
Operating (loss) / income		307	197
Identifiable assets		1,089	901
Depreciation and amortization		54	41
Capital expenditure		$ 27	$ 59